Clinical expenses - Additional information (Details) - Clinical expense - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of clinical expenses [Line items]
Capitalized costs	€ 6,841	€ 3,263	€ 2,033
Increase in amount of clinical expense		€ 5,200
Percentage of increase in clinical expense	121.20%	49.80%
Clinical expenses before capitalization costs	€ 9,500	€ 4,300	€ 2,900